UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04995
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                    Sit U.S. Government Securities Fund, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223
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Date of fiscal year end:  March 31, 2008
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Date of reporting period: July 1, 2007 - June 30, 2008
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04995
Reporting Period: 07/01/2007 - 06/30/2008
Sit U.S. Government Securities Fund, Inc.









================== SIT U.S. GOVERNMENT SECURITIES FUND, INC. ===================


DREYFUS FUNDS

Ticker:       DTVXX          Security ID:  262006208
Meeting Date: AUG 15, 2007   Meeting Type: Special
Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph S. Dimartino        For       Did Not    Management
                                                          Vote
1.2   Elect Director Philip L. Toia             For       Did Not    Management
                                                          Vote
1.3   Elect Director Benaree Pratt Wiley        For       Did Not    Management
                                                          Vote
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Sit U.S. Government Securities Fund, Inc.
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By (Signature and Title)*  /s/ Paul E. Rasmussen, Vice President
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Date  August 28, 2008
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* Print the name and title of each signing officer under his or her signature.